As Filed with the U.S. Securities and Exchange Commission on June 21, 2012

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

Pre-Effective Amendment No.___(  )

Post-Effective Amendment No. 115  (X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940 (X)

Amendment No. 116        (X)

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C.  20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 115 relates solely to the U.S. Government Money Market Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 115 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of June, 2012.

Rydex Series Funds

                     *
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 115 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Member of the Board of Trustees	21-Jun-12
Donald C. Cacciapaglia

*	Member of the Board of Trustees	21-Jun-12
J.Kenneth Dalton

*	Member of the Board of Trustees	21-Jun-12
John O. Demaret

*	Member of the Board of Trustees	21-Jun-12
Patrick T. McCarville

*	Member of the Board of Trustees	21-Jun-12
Roger Somers

*	Member of the Board of Trustees	21-Jun-12
Corey A. Colehour

*	Member of the Board of Trustees	21-Jun-12
Werner E. Keller

*	Member of the Board of Trustees	21-Jun-12
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	21-Jun-12
Nikolaos Bonos

* /s/ Nikolaos Bonos
Nikolaos Bonos

*      Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase